Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Profit or loss [abstract]
OPERATING REVENUES	$ 1,808.8	$ 1,346.9
COST OF SALES
Mining and processing	572.8	518.9
Royalties	27.0	13.8
Amortization	209.7	218.4
Cost of sales	809.5	751.1
EXPENSES
Exploration	26.3	26.7
Corporate and administrative	39.3	32.6
Share-based compensation (Note 19)	55.0	31.7
Reversal of impairment (Note 10)	(218.8)	(57.1)
Total expenses	711.3	785.0
EARNINGS FROM OPERATIONS	1,097.5	561.9
Gain on sale of assets (Note 7)	231.0	0.0
Loss on commodity derivatives (Note 13)	(230.5)	(24.2)
Finance income (expense) (Note 20)	6.4	(3.8)
Foreign exchange (loss) gain	(5.1)	8.0
Other loss (Note 21)	(9.6)	(39.7)
EARNINGS BEFORE INCOME TAXES	1,089.7	502.2
INCOME TAXES (Note 18)
Current income tax expense	(120.5)	(98.7)
Deferred income tax expense	(83.4)	(119.2)
NET EARNINGS	885.8	284.3
Items that may be subsequently reclassified to net earnings:
Net change in fair value of currency hedging instruments, net of taxes	8.2	(11.7)
Net change in fair value of fuel hedging instruments, net of taxes	0.0	(0.1)
Items that will not be reclassified to net earnings:
Unrealized gain on equity securities, net of taxes	34.9	26.4
Total other comprehensive income	43.1	14.6
COMPREHENSIVE INCOME	$ 928.9	$ 298.9
EARNINGS PER SHARE (Note 22)
- basic (usd per share)	$ 2.11	$ 0.70
- diluted (usd per share)	$ 2.10	$ 0.69